Investment in Available for Sale Marketable Securities (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the investment in marketable securities [Abstract]
Balance	$ 1,424	$ 44,766	$ 44,766	$ 33,917
Additions	0	0		240,000
Proceeds on sales of securities	0	(14,955)	(17,009)	(68,702)
Assignment of securities as compensation			(3,917)
Recognized losses	223	(18,786)	(22,416)	(160,449)
Balance	$ 1,647	$ 11,025	$ 1,424	$ 44,766